Taxation (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Composition of Income Tax Expense

	For the year ended December 31, (in thousands)
	2015	2016	2017
Income/(loss) from foreign entities	$53,752	$5,371	$(79,263)
Income from PRC entities	190,930	163,282	201,869

Income/(loss) before income tax expenses	$244,682	$168,653	$122,606
Current income tax expense	$44,668	$9,109	$38,625
Deferred tax	8,009	11,403	1,524

Income tax expenses applicable to PRC entities	$52,677	$20,512	$40,149
Foreign withholding tax expense	1,378	1,071	618

Income tax expense	$54,055	$21,583	$40,767

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2015	2016	2017
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays*	(12.8)%	(16.0)%	(19.1)%
Tax differential from statutory rate applicable to overseas subsidiaries	3.7%	1.2%	8.7%
Effect of withholding taxes	1.6%	2.3%	3.0%
Changes in valuation allowance	(2.7)%	0.9%	11.2%
Other permanent book-tax differences	7.3%	(0.6)%	4.5%

Effective CIT rate	22.1%	12.8%	33.3%

*	The income tax reversal resulting from the preferential income tax rate that AmazGame received as a 2015 and 2016 KNSE is included in the “Effect of tax holidays” in the table above.

Combined Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2015	2016	2017
Tax holiday effect	$31,431	$26,969	$23,344
Basic earnings per share	$0.30	$0.26	$0.22

Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2016	2017
Deferred tax assets
Net operating loss from operations	$29,694	$24,869
Intangible assets	2,393	2,172
Accrued salary and benefits	3,557	6,430
Others	5,052	5,463

Total deferred tax assets	40,696	38,934
Less: Valuation allowance	(32,744)	(28,834)

Net deferred tax assets	$7,952	$10,100

Deferred tax liability
Withholding tax related to distribution of dividend	$26,002	$30,992
VAT refund	3,334	3,451

Net deferred tax liabilities	$29,336	$34,443

Movement of the aggregate valuation allowances for deferred tax assets

	For the year ended December 31,
	2015	2016	2017
Balance as of the beginning of period	$51,431	$32,534	$32,744
Additions charged to expense	7,680	7,588	18,391
Deletions credited to expense	(24,700)	(5,285)	(24,078)
Currency translation	(1,877)	(2,093)	1,777
Balance as of the end of period	$32,534	$32,744	$28,834